Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt

As of June 30, 2020 and December 31, 2019, debt consisted of the following:

	June 30, 2020	December 31, 2019
Line of credit:
Secured line of credit	$1,690,945	$-
Receivables financing	460,163	472,567
Debt issuance costs	-	(15,573)
Total lines of credit	2,151,108	456,995

Convertible notes payable:
Senior convertible notes payable – related parties	1,428,161	1,428,161
Senior convertible notes payable	1,100,000	-
Convertible notes payable	336,000	-
Debt issuance costs	(851,901)	(366,666)
Total convertible notes payable	2,012,260	1,061,495
Less: current portion of long-term convertible notes payable	(900,765)	-
Noncurrent portion of long-term convertible notes payable	1,111,495	1,061,495

Notes payable:
Notes payable	1,882,064	1,621,015
Debt issuance costs	(86,350)	(212,848)
Total long-term debt	1,795,714	1,408,167
Less: current portion of long-term debt	(970,710)	(1,365,675)
Noncurrent portion of long-term debt	825,004	42,492

Notes payable – related parties:
Notes payable	2,667,513	3,282,021
Less: current portion of long-term debt – related parties	(1,166,365)	(1,686,352)
Noncurrent portion of long-term debt – related parties	$1,501,148	$1,595,669

As of December 31, 2019 and December 31, 2018, debt consisted of the following:

	December 31,	December 31,
	2019	2018
Line of credit:
Asset backed line of credit	$472,567	$561,804
Debt issuance costs	(15,573)	(30,000)
Total line of credit	456,995	531,804

Senior convertible notes payable:
Senior convertible notes payable	1,428,161	1,428,161
Debt issuance costs	(366,666)	(466,667)
Total long-term senior convertible notes payable	1,061,495	961,494
Less: current portion of long-term notes payable	-	-
Noncurrent portion of long-term convertible notes payable	1,061,495	961,494

Notes payable:
Notes payable	1,621,015	370,250
Debt issuance costs	(212,848)	-
Total long-term debt	1,408,167	370,250
Less: current portion of long-term debt	(1,365,675)	(313,572)
Noncurrent portion of long-term debt	42,492	56,678

Notes payable – related parties:
Notes payable	3,282,021	3,464,191
Less: current portion of long-term debt – related parties	(1,686,352)	(932,701)
Noncurrent portion of long-term debt – related parties	$1,595,669	$2,531,490

Schedule of Maturities of Long-term Debt

The scheduled maturities of the debt for the next five years as of December 31, 2019, are as follows:

For the Years Ended December 31,	Amount
2020 (excluding the six months ended June 30, 2020)	3,737,443
2021	206,760
2022	1,419,285
2023	1,440,278
2024	-
Thereafter	-
6,803,766
Less: debt discount	(595,088)
$6,208,678

The scheduled maturities of the debt for the next five years as of December 31, 2019, are as follows:

For the Years Ended December 31,	Amount
2020	$3,737,443
2021	206,760
2022	1,419,285
2023	1,440,278
2024	-
Thereafter	-
$6,803,766
Less: debt discount	(595,088)
$6,208,678